13B. Other payables and accrued expenses	12 Months Ended
Dec. 31, 2015
ZHEJIANG TIANLAN
Other payables and accrued expenses
	2015	2014
	RMB’000	RMB’000

Deposit received from customers	26,749	36,126
Accrued expenses	12,104	11,391
Other payables	1,118	64,471
Deferred income	799	1,437
Amount due to a related company	5	13

	40,775	113,438